SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party transactions - Table Content (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Sales of goods and services rendered
Sales of materials and finished goods	¥ 30,503,054	¥ 30,476,172	¥ 23,616,344
Provision of utility services	1,175,935	1,597,362	990,438
Provision of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	759,822	1,767,590	3,237,814
Other significant related party transactions
Purchase of services	759,822	1,767,590	3,237,814
Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	36,411	41,312	55,378
Provision of social services and logistics services
Purchase of goods and services
Purchase of services	480,828	475,532	309,180
Other significant related party transactions
Purchase of services	480,828	475,532	309,180
Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	21,113,886	22,287,265	12,701,924
Purchases of utilities services
Purchase of goods and services
Purchase of services	1,650,219	1,173,397	1,153,496
Other significant related party transactions
Purchase of services	1,650,219	1,173,397	1,153,496
Purchases of other services
Purchase of goods and services
Purchase of services	270,972	373,655	272,220
Other significant related party transactions
Purchase of services	270,972	373,655	272,220
Rental expenses/lease liabilities payments for buildings and land use rights
Purchase of goods and services
Rental expense of land use rights and buildings	734,097	661,888	499,191
Chinalco and its subsidiaries
Sales of goods and services rendered
Sales of materials and finished goods	19,261,538	13,986,133	13,612,817
Provision of utility services	910,655	1,104,542	687,290
New right-of-use assets in current period
Additions	83,249	22,936	1,950
Contract modification	6,147,096	(43,395)	(91,351)
Chinalco and its subsidiaries | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	34,221	39,284	52,571
Chinalco and its subsidiaries | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	746,966	1,755,092	2,949,866
Other significant related party transactions
Purchase of services	746,966	1,755,092	2,949,866
Chinalco and its subsidiaries | Provision of social services and logistics services
Purchase of goods and services
Purchase of services	480,828	475,532	309,180
Other significant related party transactions
Purchase of services	480,828	475,532	309,180
Chinalco and its subsidiaries | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	5,526,965	6,176,513	8,161,223
Chinalco and its subsidiaries | Purchases of utilities services
Purchase of goods and services
Purchase of services	731,222	644,638	763,812
Other significant related party transactions
Purchase of services	731,222	644,638	763,812
Chinalco and its subsidiaries | Rental expenses/lease liabilities payments for buildings and land use rights
Purchase of goods and services
Rental expense of land use rights and buildings	734,097	661,888	499,191
Associates of Chinalco
Sales of goods and services rendered
Sales of materials and finished goods	1,497,639	520,485	514,414
Provision of utility services	14,380	3,268	4,062
Purchase of goods and services
Purchase of services	83,000	0	5,000
Other significant related party transactions
Derecognised accounts receivable	1,650,000	0	137,000
Purchase of services	83,000	0	5,000
Associates of Chinalco | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	237	237	65
Associates of Chinalco | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	192	265
Other significant related party transactions
Purchase of services	192	265
Associates of Chinalco | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	37,187	2,586	18
Associates of Chinalco | Purchases of utilities services
Purchase of goods and services
Purchase of services	98,966	85,469	100,835
Other significant related party transactions
Purchase of services	98,966	85,469	100,835
Joint ventures
Sales of goods and services rendered
Sales of materials and finished goods	9,071,474	6,694,824	5,676,548
Provision of utility services	250,525	470,984	263,436
Other significant related party transactions
Financial guarantee provided to related party			12,450
Joint ventures | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	1,446	1,426	1,967
Joint ventures | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	251		69,332
Other significant related party transactions
Purchase of services	251		69,332
Joint ventures | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	8,141,929	5,501,158	2,647,234
Joint ventures | Purchases of utilities services
Purchase of goods and services
Purchase of services	820,031	443,290	280,523
Other significant related party transactions
Purchase of services	820,031	443,290	280,523
Joint ventures | Purchases of other services
Purchase of goods and services
Purchase of services	270,972	373,655	272,220
Other significant related party transactions
Purchase of services	270,972	373,655	272,220
Associates
Sales of goods and services rendered
Sales of materials and finished goods	672,403	9,232,432	3,812,565
Provision of utility services	375	18,568	35,650
Associates | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	507	365	775
Associates | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	12,413	12,233	218,616
Other significant related party transactions
Purchase of services	12,413	12,233	218,616
Associates | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	7,407,805	10,576,907	1,893,449
Associates | Purchases of utilities services
Purchase of goods and services
Purchase of services			8,326
Other significant related party transactions
Purchase of services			8,326
Subsidiaries of Chinalco
Other significant related party transactions
Borrowing from related parties	3,370,000	1,925,000	3,890,000
Repayment of borrowings	5,318,000	1,676,000	4,677,000
Interest expense on borrowings, discounted notes and factoring arrangement from related parties	61,878	87,985	141,991
Investment in subsidiaries of Chinalco	320,000		2,137,608
Disposal of electronic aluminium capacity quota to a subsidiary of Chinalco			800,000
Disposal assets under sale and leaseback contract to related parties			500,000
Finance lease under a sale and leaseback contract from related parties			558,924
Trade receivable factoring arrangement from related parties	1,566,707		136,656
Interest income from deposited	67,269	51,163	68,455
Discounted notes receivable to a related parties	¥ 128,000	36,750	¥ 679,517
Non-controlling shareholder of a subsidiary and its subsidiaries
Sales of goods and services rendered
Sales of materials and finished goods		42,298
Non-controlling shareholder of a subsidiary and its subsidiaries | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods		¥ 30,101
China Rare Earth
Other significant related party transactions
Consideration				¥ 396,000